Cover	Jun. 12, 2025
Cover [Abstract]
Entity Registrant Name	LAKELAND INDUSTRIES, INC.
Entity Central Index Key	0000798081
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 12, 2025
Entity File Number	000-15335
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-3115216
Entity Address Address Line 1	1525 Perimeter Parkway
Entity Address Address Line 2	Suite 325
Entity Address City Or Town	Huntsville
Entity Address State Or Province	AL
Entity Address Postal Zip Code	35806
City Area Code	256
Local Phone Number	350-3873
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	LAKE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false